GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - Gaming Subconcession [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets [Line Items]
Deemed cost	$ 903,160	$ 898,959
Less: accumulated amortization	(818,497)	(757,519)
Gaming subconcession, net	$ 84,663	$ 141,440